Intangible Assets - DAC balance comprises the following gross and accumulated amortisation amounts (Details) - Shareholder-backed - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ 2,815	$ 2,353
Investment contracts
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	39	34
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	55
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ (16)
Continuing and discontinued operations | Investment contracts
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs		34	$ 33
Continuing and discontinued operations | Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs		39
Continuing and discontinued operations | Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs		$ (5)